Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents
The following is a table summarizing the components of our cash and cash equivalents as of December 31, 2024 and 2023:

	At December 31,
In thousands of U.S. dollars	2024	2023
Cash at banks	$331,013	$353,805
Cash on vessels	1,567	1,746
	$332,580	$355,551